Statements of Changes in Stockholders' Equity - USD ($) $ in Millions		Total		Common stock [member]	Additional paid-in capital [member]	Other equity reserves [member]	Retained earnings [member]	Total controlling interest [Member]	Non-controlling interests and perpetual debentures [member]
Equity at beginning of period (Restated balance [member]) at Dec. 31, 2016	[1]	$ 9,390		$ 318	$ 9,038	$ (2,354)	$ 829	$ 7,831	$ 1,559
Equity at beginning of period at Dec. 31, 2016		9,494		318	9,038	(2,354)	933	7,935	1,559
Effects from adoption of IFRS 16 (note 2.1)		(104)					(104)	(104)	0
Net income		867	[1]				792	792	75
Other comprehensive income for the period		4	[1]			67		67	(63)
Total of other comprehensive income for the period		871	[1]			67	792	859	12
Effects of mandatorily convertible securities		319			393	(74)		319
Capitalization of retained earnings					506		(506)
Effects of early conversion of convertible subordinated notes		319			393	(74)		319
Share-based compensation		43			42	1		43
Coupons paid on perpetual debentures		(25)			0	(25)		(25)
Equity at end of period (Restated balance [member]) at Dec. 31, 2017	[1]	10,577		318	9,979	(2,385)	1,094	9,006	1,571
Equity at end of period at Dec. 31, 2017	[1]	10,598		318	9,979	(2,385)	1,115	9,027	1,571
Effects from adoption of IFRS 9 (note 2.1)		(21)		0	0	0	(21)	(21)
Net income		570	[1]				528	528	42
Other comprehensive income for the period		(25)	[1]			16		16	(41)
Total of other comprehensive income for the period		545	[1]			16	528	544	1
Own shares purchased under share repurchase program		(75)				(75)		(75)
Share-based compensation		35			34	1		35
Coupons paid on perpetual debentures		(29)				(29)		(29)
Equity at end of period (Restated balance [member]) at Dec. 31, 2018		11,059		318	10,013	(2,472)	1,628	9,487	1,572
Equity at end of period at Dec. 31, 2018	[1]	11,053		318	10,013	(2,472)	1,622	9,481	1,572
Effects from adoption of IFRIC 23 (note 2.1)		6		0	0	0	6	6	0
Net income		179					143	143	36
Other comprehensive income for the period		(217)				(112)		(112)	(105)
Total of other comprehensive income for the period		(38)				(112)	143	31	(69)
Dividends		(150)				0	(150)	(150)
Effects of mandatorily convertible securities					151	(151)
Own shares purchased under share repurchase program		(50)			(75)	25		(50)
Effects of early conversion of convertible subordinated notes					151	(151)
Share-based compensation		32			17	15		32
Coupons paid on perpetual debentures		(29)				(29)		(29)
Equity at end of period at Dec. 31, 2019		$ 10,824		$ 318	$ 10,106	$ (2,724)	$ 1,621	$ 9,321	$ 1,503

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.